Debt, Long-term (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 2,531.0	$ 3,094.2
Debt issuance cost	(8.9)	(13.2)
Less: debt maturing within one year	386.0	101.2
Total long-term debt, less current portion	2,145.0	2,993.0
Maturities of Long-term Debt [Abstract]
2019	386.0
2020	2.2
2021	200.7
2022	1,501.8
2023	0.1
Thereafter	450.1
Pollution Control and Industrial Revenue Bonds
Debt Instrument [Line Items]
Total long-term debt	51.6	51.6
Unamortized discount	0.2	0.2
Senior Notes
Debt Instrument [Line Items]
Total long-term debt	999.2	998.9
Unamortized discount	$ 0.8	1.1
2014 Term Loan Facility
Debt Instrument [Line Items]
Interest rate percentage	0.00%
Long-term debt, gross	$ 0.0	450.0
2017 Term Loan Facility
Debt Instrument [Line Items]
Interest rate percentage	3.80%
Long-term debt, gross	$ 1,400.0	1,500.0
Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate percentage	5.10%
Long-term debt, gross	$ 0.0	0.0
Letters of credit outstanding, amount	199.0
Line of credit, remaining borrowing capacity	1,245.8
Foreign debt
Debt Instrument [Line Items]
Total long-term debt	$ 89.1	$ 106.9
Minimum | Pollution Control and Industrial Revenue Bonds
Debt Instrument [Line Items]
Interest rate percentage	1.90%
Minimum | Senior Notes
Debt Instrument [Line Items]
Interest rate percentage	3.95%
Minimum | Foreign debt
Debt Instrument [Line Items]
Interest rate percentage	0.00%
Maximum | Pollution Control and Industrial Revenue Bonds
Debt Instrument [Line Items]
Interest rate percentage	6.50%
Maximum | Senior Notes
Debt Instrument [Line Items]
Interest rate percentage	5.20%
Maximum | Foreign debt
Debt Instrument [Line Items]
Interest rate percentage	7.20%